Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00001 per share to be sold by the registrant
Amount Registered | shares	5,750,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 34,503,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,764.86
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Includes 750,00 Ordinary Shares which the underwriters have the option to purchase to cover over-allotments.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.